Deferred revenue and deferred platform commission fees	6 Months Ended
Jun. 30, 2026
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

22.Deferred revenue and deferred platform commission fees

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time and is expected to be recognized over an estimated average playing period of the paying users. The performance obligations for both the virtual currency and the underlying virtual goods (comprising the right to use the virtual items and the maintenance of the digital game environment) have been assessed as highly interrelated and are therefore treated as a single performance obligation under IFRS 15. As a result, for the portion of unconverted currency expected to be used for durable items, revenue is recognized over the average playing period of paying users in our games beginning from the date of the virtual currency purchase. For the portion expected to be converted into consumable items, the unconverted virtual currency balance is included in the deferred revenue balance at the reporting date and recognized at a point in time upon the consumption of the virtual goods. At each period-end, we allocate the balance of unconverted virtual currency between consumable and durable items using the actual conversion mix observed during the reporting period.

The tables below summarize the change in deferred revenue and platform commission fees for the six months ended June 30, 2026 and 2025:

2025
Liabilities (Deferred Revenue)
January 1,2025	332,584

Deferred during the period	103,290
Released to profit or loss	(147,046)

June 30, 2025	288,828

Current portion	200,025
Non-current portion	88,803

Assets (Deferred platform commission fees)
January 1,2025	67,110

Deferred during the period	27,498
Released to profit or loss	(37,149)

June 30, 2025	57,459

2026
Liabilities (Deferred Revenue)
January 1,2026	279,249

Deferred during the period	91,799
Released to profit or loss	(128,603)

June 30, 2026	242,445

Current portion	171,939
Non-current portion	70,506

Assets (Deferred platform commission fees)
January 1,2026	54,554

Deferred during the period	23,133
Released to profit or loss	(31,753)

June 30, 2026	45,934

The Company uses a statistical estimation model to arrive at the average playing period of the paying users for each platform. As at both June 30, 2026 and December 31, 2025 player lifespan for Hero Wars averaged 27 and 29 months.  The estimated player lifespan in other Company games as at both June 30, 2026 and December 31, 2025 averaged 15 months.

The amount of revenue recognized at a point in time is 55,880 for the six months ended June 30, 2026 and 59,626 for the six months ended June 30, 2025. The amount of related platform commissions expenses recognized is 6,091 for the six months ended June 30, 2026 and 8,513 for the six months ended June 30, 2025.

As at June 30, 2026, unconverted virtual currency included in deferred revenue is 4,643, of which 3,768 was attributable to durable items and 874 to consumable items (December 31, 2025: 4,853 with 3,893 attributed to durable and 960 to consumable).